Structured entities and derecognition of financial assets	12 Months Ended
Oct. 31, 2018
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Structured entities and derecognition of financial assets
Note 6	Structured entities and derecognition of financial assets

Structured entities

SEs are entities that have been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. SEs are entities that are created to accomplish a narrow and well-defined objective. CIBC is involved with various types of SEs for which the business activities include securitization of financial assets, asset-backed financings, and asset management.

We consolidate an SE when the substance of the relationship indicates that we control the SE.

Consolidated structured entities

We consolidate the following SEs:

Multi-seller conduit

We sponsor a consolidated multi-seller conduit in Canada that purchases financial assets from clients and finances the purchases by issuing ABS. The sellers to the conduit continue to service the assets and are exposed to credit losses realized on these assets through the provision of over-collateralization. We hold all of the outstanding ABS.

Credit card securitization trusts

We sell an ownership interest in a revolving pool of credit card receivables generated under certain credit card accounts to Cards II Trust (Cards II). Cards II purchases a proportionate share of credit card receivables on certain credit card accounts within designated portfolios, with the proceeds received from the issuance of notes.

Our credit card securitizations are revolving securitizations, with credit card receivable balances fluctuating from month to month as credit card clients repay their balances and new receivables are generated.

The notes are presented as Secured borrowings within Deposits on the consolidated balance sheet.

As at October 31, 2018, $4.1 billion of credit card receivable assets with a fair value of $4.1 billion (2017: $3.0 billion with a fair value of $3.0 billion) supported associated funding liabilities of $4.1 billion with a fair value of $4.1 billion (2017: $3.0 billion with a fair value of $3.0 billion).

Covered bond guarantor

We have two covered bond programs, structured and legislative. Covered bonds are full recourse on-balance sheet obligations that are also fully collateralized by assets over which bondholders enjoy a priority claim in the event of CIBC’s insolvency. Under the structured program, we transfer a pool of CMHC insured mortgages to the CIBC Covered Bond Guarantor Limited Partnership that warehouses these mortgages and serves as a guarantor to bondholders for payment of interest and principal. Under the legislative program, we transfer a pool of conventional uninsured mortgages to the CIBC Covered Bond (Legislative) Guarantor Limited Partnership that warehouses these mortgages and serves as a guarantor to bondholders for payment of interest and principal.

For both covered bond programs, the assets are owned by the guarantor and not CIBC. As at October 31, 2018, our structured program had outstanding covered bond liabilities of $0.3 billion with a fair value of $0.3 billion (2017: $0.3 billion with a fair value of $0.3 billion) and our legislative program had outstanding covered bond liabilities of $19.5 billion with a fair value of $19.6 billion (2017: $17.1 billion with a fair value of $17.3 billion). The covered bond liabilities are supported by a contractually determined portion of the assets transferred to the guarantor and certain contractual arrangements designed to protect the bondholders from adverse events, including foreign currency fluctuations.

CIBC-managed investment funds

We establish and manage investment funds such as mutual funds and pooled funds. We act as an investment manager and earn market-based management fees, and for certain pooled funds, performance fees which are generally based on the performance of the funds. Seed capital is provided from time to time to CIBC-managed investment funds for initial launch. We consolidate those investment funds in which we have power to direct the relevant activities of the funds and in which our seed capital, or our units held, are significant relative to the total variability of returns of the funds such that we are deemed to be a principal rather than an agent. As at October 31, 2018, the total assets and non-controlling interests in consolidated CIBC-managed investment funds were $64 million and $31 million, respectively (2017: $70 million and $12 million, respectively). Non-controlling interests in consolidated CIBC-managed investment funds are included in Other liabilities as the investment fund units are mandatorily redeemable at the option of the investor.

Community-based tax-advantaged investments

We sponsor certain SEs that invest in community development projects in the U.S. through the issuance of below-market loans that generate a return primarily through the realization of tax credits. As at October 31, 2018, the program had outstanding loans of $59 million (2017: $44 million).

Non-consolidated structured entities

The following SEs are not consolidated by CIBC:

Single-seller and multi-seller conduits

We manage and administer a single-seller conduit and several CIBC-sponsored multi-seller conduits in Canada. The multi-seller conduits acquire direct or indirect ownership or security interests in pools of financial assets from our clients and finance the acquisitions by issuing asset-backed commercial paper (ABCP) to investors. The single-seller conduit acquires financial assets and finances these acquisitions through a credit facility provided by a syndicate of financial institutions. The sellers to the conduits may continue to service the assets and may be exposed to credit losses realized on these assets, typically through the provision of over-collateralization or another form of retained interest. The conduits may obtain credit enhancement from third-party providers. As at October 31, 2018, the total assets in the single-seller conduit and multi-seller conduits amounted to $0.5 billion and $7.1 billion, respectively (2017: $0.5 billion and $5.7 billion, respectively).

We generally provide the multi-seller conduits with commercial paper backstop liquidity facilities, securities distribution, and provide both the single and multi-seller conduits with accounting, cash management, and operations services. The liquidity facilities for the managed and administered multi-seller conduits require us to provide funding, subject to the satisfaction of certain conditions with respect to the conduits, for ABCP not placed with external investors. We also may purchase ABCP issued by the multi-seller conduits for market making purposes.

We are required to maintain certain short-term and/or long-term debt ratings with respect to the liquidity facilities that we provide to the sponsored multi-seller conduits. If we are downgraded below the level specified under the terms of those facilities, we must provide alternative satisfactory liquidity arrangements, such as procuring an alternative liquidity provider that meets the minimum rating requirements.

We may also act as the counterparty to derivative contracts entered into by a multi-seller conduit in order to convert the yield of the underlying assets to match the needs of the multi-seller conduit’s investors or to mitigate the interest rate, basis, and currency risk within the conduit.

All fees earned in respect of activities with the conduits are on a market basis.

Third-party structured vehicles – continuing

We have investments in and provide loans, liquidity and credit facilities to third-party SEs. We also have investments in limited partnerships in which we generally are a passive investor of the limited partnerships as a limited partner, and in some cases, we are the co-general partner and have significant influence over the limited partnerships. Similar to other limited partners, we are obligated to provide funding up to our commitment level to these limited partnerships.

Pass-through investment structures

We have exposure to units of third-party or CIBC-managed investment funds. We enter into equity derivative transactions with third-party investment funds to pass-through the return of these referenced funds. These transactions provide the investors of the third-party managed investment funds with the desired exposure to the referenced funds in a tax efficient manner.

Commercial mortgage securitization trust

We sold commercial mortgages through a pass-through arrangement with a trust that securitized these mortgages into various classes of ownership certificates held by various external investors. We continue to perform special servicing of the mortgages in exchange for a market-based fee. As at October 31, 2018, the total outstanding ownership certificates in the Commercial mortgage securitization trust were nil (2017: $11 million).

CIBC Capital Trust

We have issued senior deposit notes to CIBC Capital Trust, which funds the purchase of these notes through the issuance of CIBC Tier 1 Notes (Notes) that match the term of the senior deposit notes. The Notes are eligible for Tier 1 regulatory capital treatment and are subject to the phase-out rules for capital instruments that will be viewed as non-qualifying capital instruments. See Note 16 for additional details.

CIBC-managed investment funds

As indicated above, we establish investment funds, including mutual funds and pooled funds, to provide clients with investment opportunities and we may receive management fees and performance fees. We may hold insignificant amounts of fund units in these CIBC-managed funds. We do not consolidate these funds if we do not have significant variability of returns from our interests in these funds such that we are deemed to be an agent through our capacity as the investment manager, rather than a principal. We do not guarantee the performance of CIBC-managed investment funds. As at October 31, 2018, the total AUM in the non-consolidated CIBC-managed investment funds amounted to $114.4 billion (2017: $113.9 billion).

CIBC structured collateralized debt obligation vehicles

We hold exposures to structured CDO vehicles through investments in, or written credit derivatives referencing, these structured vehicles. We may also provide liquidity facilities or other credit facilities. The structured vehicles are funded through the issuance of senior and subordinated tranches. We may hold a portion of those senior and/or subordinated tranches.

We previously curtailed our business activity in structuring CDO vehicles within our structured credit run-off portfolio. Our exposures to CDO vehicles mainly arose through our previous involvement in acting as structuring and placement agent for the CDO vehicles. As at October 31, 2018, the assets in the CIBC structured CDO vehicles have a total principal amount of $334 million (2017: $382 million).

Third-party structured vehicles – structured credit run-off

Similar to our structured activities, we also curtailed our business activities in third-party structured vehicles, within our structured credit run-off portfolio. These positions were initially traded as intermediation, correlation and flow trading, which earned us a spread on matching positions.

Community Reinvestment Act investments

We hold debt and equity investments in limited liability entities to further our U.S. Community Reinvestment Act initiatives with a carrying value of $241 million (2017: $159 million). These entities invest in qualifying community development projects, including affordable housing projects, that generate a return primarily by the realization of tax credits. Similar to other limited investors in these entities, we are obligated to provide funding up to our commitment level to these limited liability entities. As at October 31, 2018, the total assets of these limited liability entities were $4.6 billion (2017: $3.9 billion).

Our on-balance sheet amounts and maximum exposure to loss related to SEs that are not consolidated are set out in the table below. The maximum exposure comprises the carrying value of unhedged investments, the notional amounts for liquidity and credit facilities, and the notional amounts less accumulated fair value losses for unhedged written credit derivatives on SE reference assets. The impact of CVA is not considered in the table below.

$ millions, as at October 31, 2018	Single-seller and multi-seller conduits		Third-party structured vehicles – continuing	Structured vehicles run-off (1)	Other (2)
On-balance sheet assets at carrying value (3)
Securities	$9		$1,769	$3	$293
Loans	93		1,577	–	–
Investments in equity-accounted associates and joint ventures	–		1	–	5
Derivatives (4)	–		–	–	5
	$102		$3,347	$3	$303
October 31, 2017	$94		$3,025	$109	$528
On-balance sheet liabilities at carrying value (3)
Deposits	$–		$–	$–	$1,600
Derivatives (4)	–		–	131	–
	$–		$–	$131	$1,600
October 31, 2017	$–		$–	$148	$1,656
Maximum exposure to loss, net of hedges
Investments and loans	$102		$3,347	$3	$298
Notional of written derivatives, less fair value losses	–		–	26	–
Liquidity, credit facilities and commitments	7,136	(5)	1,656	13	114
Less: hedges of investments, loans and written derivatives exposure	–		–	(29)	(44)
	$7,238		$5,003	$13	$368
October 31, 2017	$5,835		$5,284	$119	$258

(1)	Includes CIBC structured CDO vehicles and third-party structured vehicles.
(2)

Includes pass-through investment structures, a commercial mortgage securitization trust, CIBC Capital Trust, and CIBC-managed investment funds and Community Reinvestment Act-related investment vehicles.

(3)	Excludes SEs established by CMHC, Fannie Mae, Freddie Mac, Ginnie Mae, FHLB, Federal Farm Credit Bank, and Student Loan Marketing Association.
(4)

Comprises written credit default swaps (CDS) and total return swaps (TRS) under which we assume exposures. Excludes foreign exchange derivatives, interest rate derivatives and other derivatives provided as part of normal course client facilitation.

(5)

Excludes an additional $1.7 billion (2017: $3.0 billion) relating to our backstop liquidity facilities provided to the multi-seller conduits as part of their commitment to fund purchases of additional assets and $9 million (2017: nil) relating to our direct investments in the multi-seller conduits which we consider investment exposure.

We also hold investments in a variety of third-party investment funds, which include, but are not limited to, exchange-traded funds, mutual funds, and investment trusts. We buy and sell units of these investment funds as part of trading activities or client facilitation businesses that are managed as part of larger portfolios. We generally are a passive investor and are not the investment manager in any of these investment funds. We are not the sponsor of any third-party investment funds, nor do we have the power over key decision-making activities of the funds. Our maximum exposure to loss from our investments is limited to the carrying amounts of our investments and any unutilized commitment we have provided to these funds. In addition, we issue certain structured notes and enter into equity derivatives that are referenced to the return of certain investment funds. Accordingly, we do not include our interests in these third-party investment funds in the table above.

Derecognition of financial assets

We enter into transactions in the normal course of business in which we transfer recognized financial assets directly to third parties, but retain substantially all of the risks and rewards of those assets. The risks include credit, interest rate, foreign exchange, pre-payment and other price risks whereas the rewards include income streams associated with the assets. Due to the retention of risks, the transferred financial assets are not derecognized and such transfers are accounted for as secured borrowing transactions.

The majority of our financial assets transferred to non-consolidated entities that do not qualify for derecognition are: (i) residential mortgage loans under securitization transactions; (ii) securities held by counterparties as collateral under repurchase agreements; and (iii) securities lent under securities lending agreements.

Residential mortgage securitizations

We securitize fully insured fixed- and variable-rate residential mortgage pools through the creation of National Housing Act (NHA) MBS under the NHA MBS Program, sponsored by CMHC. Under the Canada Mortgage Bond Program, sponsored by CMHC, we sell MBS to a government-sponsored securitization trust that issues securities to investors. We do not consolidate the securitization trust. We may act as a counterparty in interest rate swap agreements where we pay the trust the interest due to investors and receive the interest on the MBS. We have also sold MBS directly to CMHC under the Government of Canada’s Insured Mortgage Purchase Program as well as other third-party investors.

The sale of mortgage pools that comprise the NHA MBS do not qualify for derecognition as we retain the pre-payment, credit, and interest rate risks associated with the mortgages, which represent substantially all the risks and rewards. As a result, the mortgages remain on our consolidated balance sheet and are carried at amortized cost. We also recognize the cash proceeds from the securitization as Deposits – Secured borrowings.

Securities held by counterparties as collateral under repurchase agreements

We enter into arrangements whereby we sell securities but enter into simultaneous arrangements to repurchase the securities at a fixed price on a future date thereby retaining substantially all the risks and rewards. As a result, the securities remain on our consolidated balance sheet.

Securities lent for cash collateral or for securities collateral

We enter into arrangements whereby we lend securities but with arrangements to receive the securities at a future date, thereby retaining substantially all the risks and rewards. As a result, the securities remain on our consolidated balance sheet.

The following table provides the carrying amount and fair value of transferred financial assets that did not qualify for derecognition and the associated financial liabilities:

$ millions, as at October 31		2018		2017
	Carrying amount	Fair value	Carrying amount	Fair value
Residential mortgage securitizations (1)	$18,433	$18,286	$19,948	$19,857
Securities held by counterparties as collateral under repurchase agreements (2)	10,482	10,482	10,391	10,391
Securities lent for cash collateral (2)	15	15	72	72
Securities lent for securities collateral (2)	21,277	21,277	19,291	19,291
	$50,207	$50,060	$49,702	$49,611
Associated liabilities (3)	$50,448	$50,564	$50,261	$50,492

(1)

Consists mainly of Canadian residential mortgage loans transferred to Canada Housing Trust. Certain cash in transit balances related to the securitization process amounting to $705 million (2017: $809 million) have been applied to reduce these balances.

(2)

Does not include over-collateralization of assets pledged. Repurchase and securities lending arrangements are conducted with both CIBC-owned and third-party assets on a pooled basis. The carrying amounts represent an estimated allocation related to the transfer of our own financial assets.

(3)	Includes the obligation to return off-balance sheet securities collateral on securities lent.